Shareholders' Equity and Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Shareholders Equity and Stock Based Compensation [Abstract]
SHAREHOLDERS' EQUITY AND STOCK-BASED COMPENSATION

NOTE 9. SHAREHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

Common Stock and Common Stock Repurchase Program

The Company’s Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (none outstanding), with respect to which the Board of Directors may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

In 1996, the Company established the ESBT to help meet the Company’s future obligations under employee benefit and compensation plans, including stock plans, 401(k) plans, and other employee benefit plans by contributing common stock of the Company. The Board of Directors previously authorized the issuance of up to 18 million shares to be used for the issuance of stock options and the funding of other Company obligations arising from various employee benefit plans. During the first two quarters of 2011 and full year 2010, approximately 1 million and 4.3 million ESBT shares with a fair value of $31.4 million and $163 million, respectively, were released by the ESBT upon the settlement of a portion of the Company’s employee benefit obligations. These shares were included as “Treasury stock at cost” in the Consolidated Balance Sheets. The ESBT terminated on July 21, 2011 upon the utilization of the remaining balance of shares held therein, and the Company began using shares of the Company’s common stock held in treasury to settle exercises and releases of stock-based awards.

The Board of Directors authorizes the Company to repurchase shares of the Company’s outstanding common stock. Repurchased shares may be reissued under the Company’s stock option and incentive plans or used for other corporate purposes. In 2011 and 2010, the Company repurchased approximately .3 million and 2.7 million shares totaling $13.5 million and $108.7 million, respectively. On January 27, 2011, the Board of Directors authorized the Company to repurchase an additional 5 million shares of the Company’s stock. As of December 31, 2011, approximately 6 million shares were available for repurchase under this and prior Board authorizations.

Stock-Based Compensation

The Company maintains various stock option and incentive plans and grants its annual stock-based compensation awards to eligible employees in February and non-employee directors in April. Awards granted to retirement-eligible employees vest in full upon retirement; awards to these employees are treated as though the awards were fully vested at the date of grant.

The stock-based compensation expense is based on the estimated fair value of awards expected to vest, amortized on a straight-line basis over the requisite service period. Net income for 2011, 2010, and 2009 included pretax stock-based compensation expense, which related to stock options, performance units (“PUs”), restricted stock units (“RSUs”) and restricted stock, of $37.1 million, $31.4 million, and $23.2 million, respectively. These expenses were included in “Marketing, general and administrative expense.” The total recognized tax benefit related to these stock-based compensation expenses for 2011, 2010, and 2009 was $13.6 million, $11.9 million, and $8.5 million, respectively. No stock-based compensation cost was capitalized for the years ended 2011, 2010, and 2009, respectively.

Stock Options

Stock options granted to non-employee directors and employees may be granted at no less than 100% of the fair market value of the Company’s common stock on the date of the grant. Options generally vest ratably over a three-year period for non-employee directors and over a four-year period for employees. Prior to fiscal year 2010, options granted to non-employee directors generally vested ratably over a two-year period. Options expire ten years from the date of grant.

The fair value of the Company’s stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for the Company’s expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term. The following assumptions are used in estimating the fair value of granted stock options.

Risk-free interest rate was based on the 52-week average of the Treasury-Bond rate that has a term corresponding to the expected option term.

Expected stock price volatility for options represents an average of the implied and historical volatility.

Expected dividend yield was based on the current annual dividend divided by the 12-month average of the Company’s monthly stock price prior to grant.

Expected option term was determined based on historical experience under the Company’s stock option and incentive plan.

The weighted-average fair value per share of options granted during 2011 was $9.45, compared to $8.76 for the year ended 2010 and $6.57 for the year ended 2009.

The underlying weighted-average assumptions used were as follows:

	2011	2010	2009

Risk-free interest rate	2.22%	2.61%	2.76%
Expected stock price volatility	30.70%	31.99%	41.51%
Expected dividend yield	2.76%	2.51%	3.83%
Expected option term	6.2 years	6.0 years	6.1 years

The following table sets forth stock option information related to the Company’s stock option plans during 2011:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2011	11,568.4	$47.06	5.75	$62.0
Granted	1,550.3	39.08
Exercised	(169.1)	23.23
Forfeited or expired	(1,603.9)	51.71
Outstanding at December 31, 2011	11,345.7	$46.27	5.67	$12.0
Options vested and expected to vest at December 31, 2011	10,962.6	46.66	5.58	11.5
Options exercisable at December 31, 2011	7,611.9	$51.98	4.44	$6.2

The total intrinsic value of stock options exercised was $2.9 million in 2011, $1.9 million in 2010, and $.2 million in 2009. Cash received by the Company from the exercise of these stock options was approximately $3.9 million in 2011, $2.5 million in 2010, and $.6 million in 2009. The tax benefit associated with these exercised options was $.9 million in 2011, $.6 million in 2010, and $.1 million in 2009. The intrinsic value of the stock options is based on the amount by which the market value of the underlying stock exceeds the exercise price of the option.

As of December 31, 2011, the Company had approximately $17 million of unrecognized compensation cost related to unvested stock option awards granted under the Company’s plans. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years.

Performance Units

Since the second quarter of 2008, the Company has granted PUs to certain eligible employees of the Company. These PUs are payable in shares of the Company’s common stock at the end of a three-year cliff vesting period provided that certain performance metrics are achieved at the end of the period. Over the performance period, the number of shares of the Company’s common stock issued will be adjusted upward or downward based upon the probability of achievement of performance metrics. The actual number of shares issued can range from 0% to 200% of the target shares at the time of grant.

The following table summarizes information about awarded PUs:

	Number of PUs (in thousands)	Weighted-average grant-date fair value

Unvested at January 1, 2011	918.1	$24.52
Granted at target	341.0	42.10
Forfeited	(351.4)	34.86
Unvested at December 31, 2011	907.7	$27.20

The Company did not achieve the performance metrics threshold for the 2008-2010 performance period, and accordingly, the PUs granted in 2008 were cancelled in the first quarter of 2011.

As of December 31, 2011, the Company had approximately $13 million of unrecognized compensation cost related to these PUs, which reflects the Company’s current expectation of meeting certain performance metrics. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years.

Restricted Stock Units and Restricted Stock

RSU’s are granted under the Company’s stock option and incentive plan and vest ratably over a period of 3 to 5 years provided that employment continues for 3 to 5 years after the date of the award. If the condition is not met, unvested RSUs are forfeited.

Certain RSUs granted from 2005 through 2008 included dividend equivalents in the form of additional RSUs, which are equivalent to the amount of the dividend paid or property distributed on a single share of common stock multiplied by the number of RSUs in the employee’s account that are eligible to receive dividend equivalents. Starting in fiscal year 2008, the Company ceased granting RSUs with dividend equivalents.

The following table summarizes information about awarded RSUs:

	Number of RSUs (in thousands)	Weighted-average grant-date fair value

Unvested at January 1, 2011	1,127.9	$30.00
Granted	599.3	36.04
Vested	(435.4)	36.06
Forfeited	(172.6)	31.03
Unvested at December 31, 2011	1,119.2	$31.26

During 2005, the Company made one grant of 30,000 shares of restricted stock, which vests in two equal installments; the first installment vested in 2009 and the second will vest in 2012.

As of December 31, 2011, the Company had approximately $21 million and $.1 million of unrecognized compensation cost related to unvested RSUs and restricted stock, respectively. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years for RSUs and half a year for restricted stock.